Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2014
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions

Note 9 - Related Parties Balances and Transactions

The Company is a party to many related party agreements and transactions. These agreements and transactions have all been approved by the appropriate bodies in accordance with the Israeli Companies Law – 1999 (as amended) and regulations promulgated thereunder based on the belief that the terms are beneficial to the Company and no less favorable to the Company than terms which might be available to the Company from unaffiliated third parties.

All transactions with related parties were at terms comparable to those applied to transactions with other customers or suppliers and other than the purchase of the Company's indoor wireless optical network technology, were in the ordinary course of business and are mainly sales of the Company's products and purchases from related parties.

See Note 6 regarding the Company's purchased indoor wireless optical network technology from a related party under common control and the issuance of shares to a controlling shareholder and to a related party.

See Note 10 regarding new distributor agreements signed with related parties and the receipt of additional convertible loans after the balance sheet date.

A.        Balances with related parties

The following related party balances are included in the balance sheets:

	December 31
	2014	2013
	US$ thousands	US$ thousands
Principal/controlling:
Trade receivables	287	398
Principle shareholder convertible loan	1,000	2,000

B.        Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2014	2013	2012
	US$ thousands	US$ thousands	US$ thousands
Sales	433	1,120	329

Financing expense	50	45	73